FRESH-START ACCOUNTING	12 Months Ended
Dec. 31, 2017
Fresh-Start Balance Sheet [Abstract]
FRESH-START ACCOUNTING

(3) FRESH-START ACCOUNTING

Upon the company’s emergence from Chapter 11 bankruptcy, the company qualified for and adopted fresh-start accounting in accordance with the provisions set forth in ASC 852 as (i) holders of existing shares of the Predecessor immediately before the Effective Date received less than 50 percent of the voting shares of the Successor entity and (ii) the reorganization value of the Successor was less than its post-petition liabilities and estimated allowed claims immediately before the Effective Date.

Refer to Note (2), “Chapter 11 Proceedings and Emergence,” for the terms of the Plan. Fresh-start accounting requires the company to present its assets, liabilities, and equity as if it were a new entity upon emergence from bankruptcy. The new entity is referred to as “Successor”. The implementation of the Plan and the application of fresh-start accounting materially changed the carrying amounts and classifications reported in the company’s consolidated financial statements and resulted in the company becoming a new entity for financial reporting purposes. As a result of the application of fresh-start accounting and the effects of the implementation of the Plan, the financial statements after July 31, 2017 are not comparable with the financial statements prior to July 31, 2017. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor companies.

As part of fresh-start accounting, the company was required to determine the Reorganization Value of the Successor upon emergence from the Chapter 11 proceedings. Reorganization Value approximates the fair value of the entity, before considering liabilities, and approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring. The fair values of the Successor’s assets were determined with the assistance of a third party valuation expert. The Reorganization Value was allocated to the company’s individual assets and liabilities based on their estimated fair values.

Enterprise value, which is the basis for deriving Reorganization Value, represents the estimated fair value of an entity’s capital structure which generally consists of long term debt and shareholders’ equity. The Successor’s enterprise value was $1.050 billion, which is the mid-point of the range included in the disclosure statement of the Plan of $850 million to $1.250 billion. This enterprise value was the basis for deriving equity value of $1.055 billion, which is within the range of $743 million to $1.143 billion also included in the disclosure statement of the Plan. Fair values are inherently subject to significant uncertainties and contingencies beyond the company’s control. Accordingly, there can be no assurance that the estimates, assumptions, valuations, appraisals and financial projections will be realized, and actual results could vary materially. Moreover, the market value of the company’s common stock subsequent to its emergence from bankruptcy may differ materially from the equity valuation derived for accounting purposes.

For purposes of estimating the fair value of the company’s vessels the company used a combination of the discounted cash flow method (income approach) using a weighted average cost of capital of 12%, the guideline public company method (market approach) and vessel specific liquidation value analyses. In estimating the fair value of the other property and equipment, the company used a combination of asset, income, and market-based approaches.

See further discussion below in the “Fresh-start accounting adjustments” for the specific assumptions used in the valuation of the company’s various other assets and liabilities.

Although the company believes the assumptions and estimates used to develop Enterprise Value and Reorganization Value are reasonable and appropriate, different assumptions and estimates could materially impact the analysis and resulting conclusions. The assumptions used in estimating these values are inherently uncertain and require judgment.

The following table reconciles the company’s Enterprise Value to the estimated fair value of the Successor’s common stock as of July 31, 2017:

(In thousands)	July 31, 2017
Enterprise Value	$1,050,000
Add: Cash and cash equivalents	560,866
Less: Amounts due to General Unsecured Creditors	(102,193)
Less: Fair value of debt	(451,589)
Less: Fair value of New Creditor, Series A and B warrants	(299,045)
Less: Fair value of noncontrolling interests	(1,675)

Fair Value of Successor common stock	$756,364

The following table reconciles the company’s Enterprise Value to its Reorganization Value as of July 31, 2017:

July 31, 2017
Enterprise Value	$1,050,000
Add: Cash and cash equivalents	560,866
Less: Amounts payable to General Unsecured Creditors	(102,193)
Add: Other working capital liabilities	425,962

Reorganization value of Successor assets	$1,934,635

Consolidated Balance Sheet

The following presents the effects on the company’s consolidated balance sheet due to the reorganization and fresh-start accounting adjustments. The explanatory notes following the table below provide further details on the adjustments, including the company’s assumptions and methods used to determine fair value for its assets and liabilities.

	As of July 31, 2017
(In thousands)	Predecessor Company	Reorganization Adjustments		Fresh-Start Adjustments		Successor Company
ASSETS
Current Assets
Cash and cash equivalents	$683,673	(122,807	)(1)	—		560,866
Trade and other receivables, net	116,976	—		(480	)(10)	116,496
Due from affiliate	252,393	—		—		252,393
Marine operating supplies	30,495	—		1,594	(11)	32,089
Other current assets	33,243	(12,438	)(2)	(278	)(12)	20,527

Total current assets	1,116,780	(135,245)		836		982,371

Investments in, at equity, and advances to unconsolidated companies	49,367	—		(24,683	)(13)	24,684
Net properties and equipment	2,625,848	—		(1,744,672	)(14)	881,176
Other assets	92,674	—		(46,270	)(15)	46,404

Total assets	$3,884,669	(135,245)		(1,814,789)		1,934,635

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$39,757	—		—		39,757
Accrued expenses	71,824	—		(160	)(16)	71,664
Due to affiliate	123,899	—		—		123,899
Accrued property and liability losses	2,761	—		—		2,761
Current portion of long-term debt	10,409	(5,204	)(3)	—		5,205
Other current liabilities	20,483	102,193	(4)	(963	)(17)	121,713

Total current liabilities	269,133	96,989		(1,123)		364,999

Long-term debt	80,233	355,204	(5)	10,946	(18)	446,383
Deferred income taxes	—	—		—		—
Accrued property and liability losses	2,789	—		—		2,789
Other liabilities and deferred credits	67,487	—		(4,107	)(17)	63,380
Liabilities subject to compromise	2,326,122	(2,326,122	)(6)	—		—

Total liabilities	2,745,764	(1,873,929)		5,716		877,551

Commitments and Contingencies
Equity:						—
Common stock (Predecessor)	4,712	(4,712	)(7)	—		—
Additional paid-in capital (Predecessor)	166,867	(166,867	)(7)	—		—
Common stock (Successor)	—	18	(8)	—		18
Additional paid-in capital (Successor)	—	1,055,391	(8)	—		1,055,391
Retained earnings	965,164	854,854	(9)	(1,820,018	)(19)	—
Accumulated other comprehensive loss	(12,779)	—		12,779	(20)	—

Total stockholders’ equity	1,123,964	1,738,684		(1,807,239)		1,055,409
Noncontrolling interests	14,941	—		(13,266	)(21)	1,675

Total equity	1,138,905	1,738,684		(1,820,505)		1,057,084
Total liabilities and equity	$3,884,669	(135,245)		(1,814,789)		1,934,635

Reorganization Adjustments

(1)

The table below reconciles cash payments and amounts payable as of July 31, 2017 to the terms of the Plan described in Note (2) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus.

(In thousands)
Payment made to holders of General Unsecured Claims upon emergence	$122,807
Amounts payable to holders of General Unsecured Claims at July 31, 2017	102,193

Total payments pursuant to the Plan	$225,000

Based on the terms contemplated in the Plan, the company would have had $458.7 million of cash upon emergence subsequent to the full payment of the $225 million.

(2)	Represents the recognition of expenses paid prior to the Effective Date of $12.4 million for Plan support and other reorganization-related professional fees.
(3)	Reflects the reclassification from current to long-term of $5.2 million of Troms Offshore debt, consistent with the terms of the amended Troms Offshore credit agreement.
(4)	Reflects the establishment of a liability related to the unpaid pro rata cash distribution to the General Unsecured Claims.
(5)

Reflects the issuance of the $350 million New Secured Notes to the General Unsecured Creditors as provided for in the Plan and the reclassification from current to long-term of $5.2 million of Troms Offshore debt (see (3) above).

(6)	Gain on settlement of liabilities subject to compromise is as follows:

(In thousands)
Revolving Credit Facility	$(600,000)
Term Loan Facility	(300,000)
September 2013 senior unsecured notes	(500,000)
August 2011 senior unsecured notes	(165,000)
September 2010 senior unsecured notes	(382,500)
Accrued interest payable	(23,736)
Make-whole provision—Senior notes	(94,726)
Lessor claims—sale leaseback agreements	(260,160)

Total liabilities subject to compromise	$(2,326,122)
Fair value of equity and warrants issued to General Unsecured Creditors	983,482
Issuance of 8% New Secured Notes	350,000
Cash payment to General Unsecured Creditors	122,807
Amounts payable to General Unsecured Creditors	102,193

Gain on settlement of Liabilities subject to compromise	$(767,640)

(7)	Reflects the cancellation of Predecessor’s equity to retained earnings.
(8)

Represents the issuance of Successor equity. The Successor issued approximately 18.5 million shares of New Common Stock including approximately 17.0 million shares of New Common Stock to General Unsecured Creditors and 1.5 million to holders of Predecessor stock. Approximately 7.7 million New Creditor Warrants were issued upon emergence to the General Unsecured Creditors and approximately 3.9 million New Creditor Warrants were reserved for with respect to the unresolved sale leaseback claims. Additionally, 2.4 million Series A Warrants and 2.6 million Series B Warrants were issued to the holders of Predecessor stock with exercise prices of $57.06 and $62.28, respectively. Based on a Black-Scholes-Merton valuation and an estimated fair value of the underlying New Common Stock of $25 per share, the value of each New Creditor Warrant was estimated at $25, the value of each Series A Warrant was estimated at $2.27 and the value of each Series B Warrant was estimated at $1.88.

The table below reflects the components of Additional paid-in capital (Successor) upon emergence:

(In thousands)
Additional paid-in capital attributable to common shares	$756,346
Series A Warrants (2,432,432 Warrants at $1.88 per warrant)	5,510
Series B Warrants (2,629,657 Warrants at $2.27 per warrant)	4,945
Issued Creditor Warrants (7,684,453 Warrants at $25 per warrant)	192,108
Reserved Creditor Warrants (3,859,361 Warrants at $25 per warrant)	96,482

Fair Value of Successor additional paid-in capital	$1,055,391

(9)	Reflects the cumulative effect of the reorganization adjustments discussed above.

Fresh-start Accounting Adjustments

(10)	Represents fair value adjustments on outstanding warranty claims.
(11)	Reflects the adjustment to record fuel inventory held as marine and operating supplies at fair value.
(12)	Reflects adjustments to deferred tax items as a result of the change in vessel values from the application of fresh-start accounting.
(13)	Reflects the adjustment to decrease the carrying value of the company’s equity method investments to their estimated fair values which were determined using a discounted cash flow analysis.
(14)

In estimating the fair value of the vessels and related equipment, the company used a combination of discounted cash flow method (income approach), the guideline public company method (market approach) and vessel specific liquidation value analyses. A discount rate of 12% was used for the discounted cash flow method. In estimating the fair value of the other property and equipment, the company used a combination of asset, income, and market-based approaches.

(15)

Reflects fair value adjustments of (i) $41.7 million to reduce the carrying value of a vessel under construction that is currently the subject of an arbitration proceeding in the United States and (ii) $3.8 million to reduce the carrying value of a receivable related to a vessel under construction in Brazil, which is also the subject of pending arbitration (the carrying value of receivable after such fair value adjustment is approximately $1.8 million). Also reflects adjustments to deferred tax items of $0.8 million as a result of the change in vessel values from the application of fresh-start accounting.

(16)	Reflects the write-off of deferred rent liabilities and an increase in a market-value based fuel related liabilities in Brazil.
(17)

Reflects the write-off of $1.3 million of accrued losses in excess of investment related to an unconsolidated subsidiary, an unrecognized deferred gain on the sale of a vessel to an unconsolidated subsidiary of $3.8 million, $0.4 million of which was reflected as current and adjustments to deferred tax items as a result of the change in vessel values from the application of fresh-start accounting of which $0.9 million is current and $1.3 million is long-term. Offsetting these items is the recognition of an intangible liability of approximately $2.1 million, $0.4 million of which is recorded as current, to adjust the company’s office lease contracts to fair value as of July 31, 2017. The intangible liability will be amortized over the remaining life of the contracts through 2023.

(18)

Reflects a $15.4 million premium recorded in relation to the $350 million New Secured Notes, an aggregate $5.4 million discount recorded in relation to the modified Troms Offshore borrowings, and the write-off of historical unamortized debt issuance costs related to the Troms Offshore borrowings of $0.9 million.

(19)	Reflects the cumulative effects of the fresh-start accounting adjustments.
(20)	Represents the elimination of Predecessor accumulated other comprehensive loss.
(21)	Reflects a $13.3 million adjustment to decrease the carrying value of the noncontrolling interests to the estimated fair value.